Intangible Assets	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Intangible Assets
7.	INTANGIBLE ASSETS

	2024	2023	2022
Net carrying amount of intangible assets	531	407	424
Provision for impairment of intangible assets	(40)	(40)	(40)

	491	367	384

The evolution of the Group’s intangible assets for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Service concessions	Exploration rights	Other intangibles	Total
Cost	908	136	446	1,490
Accumulated amortization	648	-	380	1,028

Balance as of December 31, 2021	260	136	66	462

Cost
Increases	25	-	4	29
Translation effect	-	-	(32)	(32)
Adjustment for inflation (1)	-	-	35	35
Decreases, reclassifications and other movements	-	(26)	-	(26)

Accumulated amortization
Increases	27	-	16	43
Translation effect	-	-	(10)	(10)
Adjustment for inflation (1)	-	-	11	11
Decreases, reclassifications and other movements	-	-	-	-

Cost	933	110	453	1,496
Accumulated amortization	675	-	397	1,072

Balance as of December 31, 2022	258	110	56	424

Cost
Increases	31	-	2	33
Translation effect	-	-	(60)	(60)
Adjustment for inflation (1)	-	-	36	36
Decreases, reclassifications and other movements	-	-	-	-

Accumulated amortization
Increases	28	-	9	37
Translation effect	-	-	(29)	(29)
Adjustment for inflation (1)	-	-	18	18
Decreases, reclassifications and other movements	-	-	-	-

Cost	964	110	431	1,505
Accumulated amortization	703	-	395	1,098

Balance as of December 31, 2023	261	110	36	407

Cost
Increases	86	-	4	90
Translation effect	-	-	(12)	(12)
Adjustment for inflation (1)	-	-	51	51
Decreases, reclassifications and other movements	-	-	62	62

Accumulated amortization
Increases	27	-	16	43
Translation effect	-	-	(7)	(7)
Adjustment for inflation (1)	-	-	31	31
Decreases, reclassifications and other movements	-	-	-	-

Cost	1,050	110	536	1,696
Accumulated amortization	730	-	435	1,165

Balance as of December 31, 2024	320	110	101	531

(1)
Corresponds to adjustment for inflation of opening balances of intangible assets of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

Set forth below is the evolution of the provision for impairment of intangible assets for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Balance at the beginning of the year	40	40	43
Translation effect	-	-	(3)

Balance at the end of the year	40	40	40

Likewise, in accordance with IFRS 8 “Operating segments”, intangible assets are geographically located in Argentina.